Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Employee Benefits Expense [line items]
Remunerations	$ 476,841,577	$ 411,256,224		$ 363,338,254
Payroll taxes	118,624,145	103,722,158		89,655,245
Compensations and bonuses to employees	84,027,814	72,630,708		55,032,602
Employee services	23,966,538	18,882,513		18,464,444
Employee expense	$ 703,460,074	$ 606,491,603	[1]	$ 526,490,545

[1]	See Note 3.